Consolidated Balance Sheets Parentheticals (USD $) In Thousands, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Allowance for doubtful accounts	$ 143	$ 2,220
Stockholders' Equity:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	21,314,000	20,544,000
Common stock, shares outstanding	21,314,000	20,544,000
Common Class B [Member]
Stockholders' Equity:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000	3,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0